Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share [abstract]
Summary of Earnings Per Share

	For the six months ended June 30
	2020	2021
Basic and diluted loss per ordinary share	$(0.04)	$(0.04)
Basic and diluted loss per equivalent ADS	$(0.20)	$(0.20)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding
The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the six months ended June 30
	2020	2021
Loss used in the computation of basic and diluted loss per share	$(7,005,889)	$(12,149,543)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	189,954,970	302,985,377
Weighted-average number of ADSs in the computation of basic loss per ADS	37,990,994	60,597,075